Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Accrued Liabilities
Accrued Liabilities

	April 30,	January 31,
	2020	2020
Accrued salaries, vacation and related benefits	$11.2	$13.9
Accrued incentive compensation	—	2.3
Accrued property taxes	2.7	2.3
Other accrued liabilities	7.8	7.7
	$21.7	$26.2

	January 31,	January 31,
	2020	2019
Accrued salaries, vacation and related benefits	$13.9	$13.9
Accrued incentive compensation	2.3	9.1
Accrued property taxes	2.3	1.9
Other accrued liabilities	7.7	5.8
	$26.2	$30.7